RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Letter of Credit [Member] USD ($)	Jun. 30, 2010 Letter of Credit [Member] USD ($)	Dec. 31, 2012 Performance Guarantee [Member] USD ($)	Dec. 31, 2012 Performance Guarantee [Member] EUR (€)	Dec. 31, 2012 Related Party One [Member] USD ($)	Dec. 31, 2011 Related Party One [Member] USD ($)	Dec. 31, 2010 Related Party One [Member] USD ($)	Dec. 31, 2011 Related Party Two [Member] USD ($)	Dec. 31, 2010 Related Party Two [Member] USD ($)
Related Party Transaction [Line Items]
Legal expense	$ 66	$ 136	$ 140
Legal fees due	129	133
Selling services								86	107	87	60	60
Performance guarantee						1,581	1,200
Letter of credit				$ 775	$ 550